Private Placement Warrants (Tables)	6 Months Ended
Jun. 30, 2025
Private Placement Warrants [Abstract]
Schedule of Inputs and Significant Assumptions Including Volatility	The following reflects the inputs and assumptions used:
For the Six Months Ended June 30, 2024
Category of Revenue:
Stock price	$2.6
Exercise price	$115.00
Risk-free interest rate	5.33%
Expected term (in years)	0.62
Expected dividend yield	-
Expected volatility	94.0%